Investment Risks - Copley Fund	Feb. 28, 2025
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Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional principal risks:

Market Risk [Member]
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●	Market Risk. The prices of the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Accumulated Earnings Tax Risk [Member]
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●	Accumulated Earnings Tax Risk. Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the U.S. federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

Tax On Unrealized Appreciation Risk [Member]
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●	Tax on Unrealized Appreciation Risk. U.S. federal income taxes are payable by the Fund when portfolio securities are sold that have appreciated (gone up) in value. The Fund provides for this eventuality in an account entitled Deferred Federal Income Tax. The Fund currently is required to accrue a liability, on a day-to-day basis, for all unrealized appreciation at the estimated statutory U.S. federal tax rate. When portfolio securities decrease in value (depreciate), the estimated tax accruals associated with the depreciation are removed from the Deferred Federal Income Tax account.

Management Style Risk [Member]
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●	Management Style Risk. The performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a different investment style.

Large Capitalization Company Risk [Member]
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●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Mid Capitalization Company Risk [Member]
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●	Mid-Capitalization Company Risk. Mid-cap companies generally involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies, making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Risks Related To Other Equity Securities [Member]
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●	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include ADRs, preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, including securities held by the Fund, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non- convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

A D R Risks [Member]
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●	ADR Risks. Because ADRs are securities that evidence ownership interests in securities issued by non-US companies, they entail special risks inherent to all foreign investments, including: Exchange Rate risk—the risk that the currency in the issuing company’s country will drop relative to the US dollar, Political Risk—the risk that politics or regime changes in the issuing company’s country will undermine exchange rates or destabilize the company and its earnings, and Inflation Risk—the risk that inflation in the issuing company’s country will erode the value of that currency.

Former Operating Business Tax Risk [Member]
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●	Former Operating Business Tax Risk. The Fund’s predecessor fund, Fund (the “Predecessor Fund”), which was reorganized into the Fund on December 1, 2022, filed combined Massachusetts corporate excise tax returns with Stuffco International, Inc. (“Stuffco”), a company wholly owned by the Estate of the former Chairman of the Predecessor Fund. For the year ended February 29, 2020, the reported Massachusetts corporate excise tax of the since discontinued Operating Division was $1,600. This combined return included all income and expenses of the since discontinued Operating Division and excluded the Predecessor Fund’s investment income and expense. The Commonwealth of Massachusetts may not agree with this exclusion. Management of the Predecessor Fund believed that the exclusion in the combined corporate excise returns was proper and further believed that, if contested, any likely resolution would not have a material adverse effect on the Predecessor Fund’s (and therefore the Fund’s, as successor to the Predecessor Fund) assets and liabilities or statement of operations.

Sector Risk [Member]
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●	Sector Risk. While the Fund does not focus its investments on a particular sector, the Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

Risks Related To Portfolio Turnover [Member]
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●	Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower the performance of the Fund due to increased costs and may also result in the realization of capital gains. At times the portfolio turnover rate for the Fund may be more than 100%.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the money invested.